Income Taxes Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets, Gross [Abstract]
Reserves for discontinued operations, environmental and restructuring	$ 148.7	$ 99.4
Accrued pension and other postretirement benefits	2.1	17.3
Capital loss, foreign tax and other credit carryforwards	6.0	4.0
Net operating loss carryforwards	219.3	206.6
Deferred expenditures capitalized for tax	15.2	4.0
Other	143.3	150.7
Deferred tax assets	534.6	482.0
Valuation allowance, net	(261.4)	(272.0)
Deferred tax assets, net of valuation allowance	273.2	210.0
Property, plant and equipment, net	331.2	126.1
Deferred tax liabilities	331.2	126.1
Deferred tax liabilities, net	$ (58.0)
Deferred tax assets, net		$ 83.9